Ordinary Shares	6 Months Ended
Jun. 30, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

13. ORDINARY SHARES

The Company is authorized to issue a total of 100,000,000 Class A ordinary shares of a par value of US$0.0001 each and a total of 400,000,000 Class B ordinary shares of a par value of US$0.0001 each. Each Class A ordinary share is entitled to twenty-five votes; and each Class B ordinary share is entitled to one vote. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share. In no event shall any Class B ordinary share be convertible into any Class A ordinary share.

In October 2023, the performance condition of delivering 12 vehicles is achieved and the Earnout Shares of 3,635,001 Class A ordinary shares was issued to Muse Limited accordingly.

In April 2023, the Company issued 1,000 Class B ordinary shares for exercise of warrants for the exercise price of US$11.50 per share. In December 2023, the Company issued 2,378,171 Class B ordinary shares of a par value of US$0.0001 each to a shareholder.

As of June 30, 2025 and December 31, 2024, 36,350,011 Class A ordinary shares were issued and outstanding, 255,849,682 Class B ordinary shares were issued and outstanding.